INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2024	2023
Income before income tax expense	1,371	1,283
Income tax expense at statutory rate of 26.5% (2023 - 26.5%)	363	340

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(83)	(141)
Impact of DTA Implementation Decision[1]	—	48
Overheads capitalized for accounting but deducted for tax purposes	(51)	(41)
Interest capitalized for accounting but deducted for tax purposes	(23)	(19)
Pension and post-retirement benefit contributions in excess of pension expense	(10)	(1)
Environmental expenditures	(3)	(4)
Other	(4)	(3)
Net temporary differences attributable to regulated business	(174)	(161)
Net permanent differences	(1)	3
Total income tax expense	188	182

Effective income tax rate	13.7%	14.2%
[1] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Summary of Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2024	2023
Current income tax expense	39	41
Deferred income tax expense	149	141
Total income tax expense	188	182

Summary of Deferred Income Tax Assets and Liabilities	December 31, 2024 and 2023, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2024	2023
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	580	559
Regulatory assets and liabilities	449	222
Non-capital losses	27	139
Non-depreciable capital property	255	273
Tax credit carryforwards	244	212
Investment in subsidiaries	113	106
Capital losses	19	—
Environmental expenditures	16	19
Other	11	7
	1,714	1,537
Less: valuation allowance	(393)	(385)
Total deferred income tax assets	1,321	1,152

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,531	2,183
Pension assets	235	31
Total deferred income tax liabilities	2,766	2,214

Net deferred income tax liabilities	(1,445)	(1,062)

Summary of Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Long-term:
Deferred income tax assets	7	5
Deferred income tax liabilities	(1,452)	(1,067)
Net deferred income tax liabilities	(1,445)	(1,062)

Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	December 31, 2024 and 2023, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2024	2023
2037	—	116
2038	2	140
2039	62	213
2040	1	3
2041	2	5
2042	9	23
2043	4	3
2044	1	—
Total losses	81	503